Amounts receivable (Details 1) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
IfrsStatementLineItems [Line Items]
Other receivables	$ 460	$ 547	$ 470
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other receivables	23	373	321
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Other receivables	43	97	66
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 394	$ 77	$ 83